Condensed financial information of the Company - Condensed balance sheets (Details)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 20,998,786	¥ 19,791,079	$ 23,834,125	¥ 21,206,372
Prepayments and other current assets	1,136,769		1,671,750
TOTAL ASSETS	43,642,638		73,092,885
Current liabilities:
TOTAL LIABILITIES	16,688,396		22,829,600
SHAREHOLDERS' EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 shares issued and outstanding as of March 31, 2023 and 2022, respectively	2,980		2,980
Additional paid-in capital	19,055,407		18,055,407
Statutory reserve	745,590		745,590
Accumulated profits	8,111,900		29,018,885
Accumulated other comprehensive income/(loss)	(961,635)		2,440,423
TOTAL SHAREHOLDERS' EQUITY	26,954,242		50,263,285		$ 45,565,172
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	1,198,204		2,622,624
Deferred expenses	46,500		48,624
Prepayments and other current assets			148,355
Amounts due from subsidiaries and VIE	3,766,314
Investment in subsidiaries and VIE	22,721,204		48,796,630
TOTAL ASSETS	27,732,222		51,616,233
Current liabilities:
Amounts due to related parties	2,107		2,443
Amounts due to subsidiaries and VIE			967,522
Other payables	775,873		382,983
TOTAL LIABILITIES	777,980		1,352,948
SHAREHOLDERS' EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 shares issued and outstanding as of March 31, 2023 and 2022, respectively	2,980		2,980
Additional paid-in capital	19,055,407		18,055,407
Statutory reserve	745,590		745,590
Accumulated profits	8,111,900		29,018,885
Accumulated other comprehensive income/(loss)	(961,635)		2,440,423
TOTAL SHAREHOLDERS' EQUITY	$ 26,954,242		$ 50,263,285